INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD - Summarized Statement of Comprehensive Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Operating costs and expense	£ (10,825)		£ (2,322)
Income before income taxes	39,271		1,442
Income tax expense	8,506
Other comprehensive income	6,575		265
Total comprehensive income for the period	£ 37,340		£ 1,707
Pluto Digital PLC
Disclosure of associates [line items]
Operating costs and expense		£ (7,652)
Realised gains - digital assets		2,394
Income before income taxes		(5,258)
Income tax expense		575
Post-tax loss from continuing operations		(4,867)
Other comprehensive income		26,991
Total comprehensive income for the period		£ 21,824